TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2023
Trade Receivables and Other Current assets

	06/30/2023	12/31/2022
Trade receivables:
Other receivables from the Codere Group companies (Note 11)	2,844	4,309
Impairment of trade receivables	(99)	(99)
Other current assets:
Current tax asset	3,944	2,793
Prepayments	1,042	677
Other receivables	827	62
Total	8,558	7,742

Disclosure of Groups trade receivables

Currency	06/30/2023	12/31/2022
COP	(88)	3,261
EUR	4,739	1,580
MXN	943	2,132
ILS	57	61
ARS	2,901	365
USD	7	343
Total	8,558	7,742

Disclosure of impairment of accounts receivable

Expected credit loss as of 12/31/2021	34
Additions	68
Reversal	-
Expected credit loss as of 06/30/2022	102

Expected credit loss as of 12/31/2022	99
Additions	-
Reversal	-
Expected credit loss as of 06/30/2023	99